Ranson Managed Portfolios
                                   1 North Main
                             Minot, North Dakota 58703


                                 December 6, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn:  Filing Desk, Stop 1-4

                      Re:   Ranson Managed Portfolios
                  (File No. 33-36324) (CIK No. 0000866841)


Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form N-1A for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on November 30, 1999.


                                               Very truly yours,

                                                  RANSON MANAGED PORTFOLIOS




                                                 BY:  /S/ ROBERT E. WALSTAD
                                                           PRESIDENT